Assumptions Used For Derivative Liability (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 01, 2014	Dec. 31, 2014	Sep. 30, 2014	Feb. 04, 2014	Sep. 30, 2013
Closing price per share of common stock		$ 0.001	$ 0.001		$ 0.001
Derivative liabilities Assumptions
Closing price per share of common stock	$ 0.25	$ 0.20	$ 0.18	$ 0.30
Dividend yield	0.00%	0.00%	0.00%
Maximum | Derivative liabilities Assumptions
Exercise price per share	$ 0.30	$ 0.30	$ 0.40	$ 0.40
Expected volatility	90.00%	85.00%	90.00%	125.00%
Risk-free interest rate	1.39%	1.51%	1.55%	1.46%
Remaining expected term of underlying securities (years)	4 years 1 month 28 days	4 years 29 days	4 years 3 months 29 days	5 years
Minimum | Derivative liabilities Assumptions
Exercise price per share	$ 0.20	$ 0.20	$ 0.30	$ 0.30
Expected volatility	80.00%	80.00%	85.00%	100.00%
Risk-free interest rate	0.01%	0.03%	0.02%	0.012%
Remaining expected term of underlying securities (years)	29 days	0 years	3 months 29 days	1 year